Expenses by nature (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 106,637	$ 96,055
Raw materials and consumables	26,261	25,005
Depreciation and amortization	123,475	142,125
Depreciation of right-of-use assets	20,024	20,788
Fuel, lubricants and others	27,549	31,964
Maintenance and repairs	38,605	41,766
Freights	59,676	67,056
Export taxes / selling taxes	25,627	26,792
Export expenses	9,395	11,334
Contractors and services	11,436	13,997
Energy transmission	1,684	1,769
Energy power	8,044	7,444
Professional fees	13,487	10,344
Other taxes	7,986	8,917
Contingencies	232	621
Lease expense and similar arrangements	3,242	2,936
Third parties raw materials	120,942	130,158
Tax recoveries	(3,826)	(4,975)
Others	29,131	26,151
Subtotal	629,607	660,247
Own agricultural produce consumed	288,365	366,264
Total	917,972	1,026,511
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	34,588	27,417
Raw materials and consumables	0	0
Depreciation and amortization	18,281	18,172
Depreciation of right-of-use assets	11,932	13,563
Fuel, lubricants and others	621	848
Maintenance and repairs	4,526	3,656
Freights	0	0
Export taxes / selling taxes	0	0
Export expenses	0	0
Contractors and services	0	0
Energy transmission	0	0
Energy power	517	502
Professional fees	12,088	8,448
Other taxes	844	577
Contingencies	232	621
Lease expense and similar arrangements	1,421	1,211
Third parties raw materials	0	0
Tax recoveries	0	0
Others	4,964	3,943
Subtotal	90,014	78,958
Own agricultural produce consumed	0	0
Total	90,014	78,958
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	9,853	7,670
Raw materials and consumables	0	0
Depreciation and amortization	1,129	1,137
Depreciation of right-of-use assets	51	578
Fuel, lubricants and others	207	342
Maintenance and repairs	574	655
Freights	49,801	53,783
Export taxes / selling taxes	25,627	26,792
Export expenses	9,395	11,334
Contractors and services	0	0
Energy transmission	1,684	1,769
Energy power	200	166
Professional fees	502	610
Other taxes	140	23
Contingencies	0	0
Lease expense and similar arrangements	641	525
Third parties raw materials	0	0
Tax recoveries	0	0
Others	11,512	10,127
Subtotal	111,316	115,511
Own agricultural produce consumed	0	0
Total	111,316	115,511
Operating segments | Cost of production of manufactured products (Note 6)
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	62,196	60,968
Raw materials and consumables	26,261	25,005
Depreciation and amortization	104,065	122,816
Depreciation of right-of-use assets	8,041	6,647
Fuel, lubricants and others	26,721	30,774
Maintenance and repairs	33,505	37,455
Freights	9,875	13,273
Export taxes / selling taxes	0	0
Export expenses	0	0
Contractors and services	11,436	13,997
Energy transmission	0	0
Energy power	7,327	6,776
Professional fees	897	1,286
Other taxes	7,002	8,317
Contingencies	0	0
Lease expense and similar arrangements	1,180	1,200
Third parties raw materials	120,942	130,158
Tax recoveries	(3,826)	(4,975)
Others	12,655	12,081
Subtotal	428,277	465,778
Own agricultural produce consumed	288,365	366,264
Total	716,642	832,042
Operating segments | Cost of production of manufactured products (Note 6) | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	4,198	3,941
Raw materials and consumables	0	0
Depreciation and amortization	478	3,445
Depreciation of right-of-use assets	0	0
Fuel, lubricants and others	402	233
Maintenance and repairs	1,057	1,396
Freights	516	179
Export taxes / selling taxes	0	0
Export expenses	0	0
Contractors and services	2,041	2,316
Energy transmission	0	0
Energy power	1,165	1,015
Professional fees	92	67
Other taxes	28	56
Contingencies	0	0
Lease expense and similar arrangements	168	182
Third parties raw materials	12,547	4,014
Tax recoveries	0	0
Others	1,014	601
Subtotal	23,706	17,445
Own agricultural produce consumed	28,002	32,195
Total	51,708	49,640
Operating segments | Cost of production of manufactured products (Note 6) | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	12,436	11,935
Raw materials and consumables	1,815	742
Depreciation and amortization	3,681	3,809
Depreciation of right-of-use assets	37	40
Fuel, lubricants and others	1,474	1,362
Maintenance and repairs	3,595	3,892
Freights	6,457	10,143
Export taxes / selling taxes	0	0
Export expenses	0	0
Contractors and services	696	1,098
Energy transmission	0	0
Energy power	2,986	2,931
Professional fees	92	271
Other taxes	148	367
Contingencies	0	0
Lease expense and similar arrangements	885	865
Third parties raw materials	19,628	27,278
Tax recoveries	0	0
Others	2,391	2,348
Subtotal	56,321	67,081
Own agricultural produce consumed	87,536	122,380
Total	143,857	189,461
Operating segments | Cost of production of manufactured products (Note 6) | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	11,603	10,222
Raw materials and consumables	19,493	19,131
Depreciation and amortization	3,947	4,042
Depreciation of right-of-use assets	48	0
Fuel, lubricants and others	1,181	1,298
Maintenance and repairs	3,662	4,156
Freights	2,644	2,576
Export taxes / selling taxes	0	0
Export expenses	0	0
Contractors and services	685	376
Energy transmission	0	0
Energy power	2,539	2,296
Professional fees	81	84
Other taxes	133	165
Contingencies	0	0
Lease expense and similar arrangements	127	153
Third parties raw materials	59,169	63,351
Tax recoveries	0	0
Others	2,125	2,276
Subtotal	107,437	110,126
Own agricultural produce consumed	53,617	59,589
Total	161,054	169,715
Operating segments | Cost of production of manufactured products (Note 6) | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	33,959	34,870
Raw materials and consumables	4,953	5,132
Depreciation and amortization	95,959	111,520
Depreciation of right-of-use assets	7,956	6,607
Fuel, lubricants and others	23,664	27,881
Maintenance and repairs	25,191	28,011
Freights	258	375
Export taxes / selling taxes	0	0
Export expenses	0	0
Contractors and services	8,014	10,207
Energy transmission	0	0
Energy power	637	534
Professional fees	632	864
Other taxes	6,693	7,729
Contingencies	0	0
Lease expense and similar arrangements	0	0
Third parties raw materials	29,598	35,515
Tax recoveries	(3,826)	(4,975)
Others	7,125	6,856
Subtotal	240,813	271,126
Own agricultural produce consumed	119,210	152,100
Total	$ 360,023	$ 423,226